Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (2.6%)
Alphabet Inc. Class A	7,597,939	1,206,553
Consumer Discretionary (11.3%)
TJX Cos. Inc.	12,469,500	1,604,575
McDonald's Corp.	4,410,027	1,409,665
NIKE Inc. Class B	20,669,754	1,165,774
Home Depot Inc.	2,340,552	843,746
Marriott International Inc. Class A	968,824	231,142
		5,254,902
Consumer Staples (11.3%)
Diageo plc	41,270,531	1,158,893
Procter & Gamble Co.	6,579,871	1,069,690
Coca-Cola Co.	14,054,013	1,019,619
Colgate-Palmolive Co.	9,412,619	867,749
PepsiCo Inc.	5,829,681	790,388
Nestle SA (Registered)	3,264,690	347,485
		5,253,824
Financials (16.3%)
American Express Co.	6,004,376	1,599,626
Mastercard Inc. Class A	2,864,035	1,569,663
Visa Inc. Class A	4,334,542	1,497,584
Marsh & McLennan Cos. Inc.	4,817,654	1,086,237
Chubb Ltd.	3,645,980	1,043,042
S&P Global Inc.	1,495,553	747,851
		7,544,003
Health Care (15.3%)
UnitedHealth Group Inc.	3,314,942	1,363,900
Danaher Corp.	6,745,190	1,344,519
Stryker Corp.	3,449,172	1,289,714
Abbott Laboratories	7,033,018	919,567
Zoetis Inc.	4,833,940	756,028
Eli Lilly & Co.	547,071	491,789
Johnson & Johnson	2,920,272	456,468
Merck & Co. Inc.	5,318,134	453,105
		7,075,090
Industrials (15.7%)
Honeywell International Inc.	5,776,055	1,215,860
Northrop Grumman Corp.	2,259,733	1,099,360
Automatic Data Processing Inc.	3,301,178	992,334
Canadian National Railway Co.	9,462,951	916,436
Deere & Co.	1,861,159	862,759
Union Pacific Corp.	3,858,110	832,040
Trane Technologies plc	1,370,563	525,351
Lockheed Martin Corp.	1,048,407	500,876
General Dynamics Corp.	1,039,285	282,810
United Parcel Service Inc. Class B (XNYS)	616,530	58,755
		7,286,581
Information Technology (19.6%)
Microsoft Corp.	5,002,540	1,977,304
Apple Inc.	7,750,948	1,647,076
Broadcom Inc.	7,910,996	1,522,629
Texas Instruments Inc.	8,542,215	1,367,182
Intuit Inc.	2,140,825	1,343,304
Accenture plc Class A	4,120,011	1,232,501
		9,089,996
Materials (4.9%)
Linde plc	2,970,780	1,346,447

Vanguard® Dividend Growth Fund
		Shares	Market Value ($000)
	Ecolab Inc.	3,688,710	927,452
			2,273,899
Real Estate (1.0%)
	Public Storage	1,486,270	446,520
Total Common Stocks (Cost $25,707,270)			45,431,368
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.350%	262	26
		Face Amount ($000)
Repurchase Agreements (1.8%)
	Bank of America Securities, LLC 4.390%, 5/1/25 (Dated 4/30/25, Repurchase Value $75,009, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 12/31/25–5/15/50, with a value of $76,500)	75,000	75,000
	Credit Agricole Securities 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $89,311, collateralized by U.S. Treasury Obligations 0.875%, 11/15/30, with a value of $91,086)	89,300	89,300
	JP Morgan Securities, LLC 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $100,012, collateralized by U.S. Treasury Obligations 0.000%–1.250%, 6/10/25–4/30/28, with a value of $102,000)	100,000	100,000
	Natixis SA 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $216,126, collateralized by U.S. Treasury Obligations 1.250%–4.875%, 6/15/25–11/15/42, with a value of $220,422)	216,100	216,100
	NatWest Markets plc 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $96,412, collateralized by U.S. Treasury Obligations 4.500%–4.625%, 3/31/26–4/30/29, with a value of $98,328)	96,400	96,400
	Nomura International plc 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–6.625%, 5/13/25–5/15/44, with a value of $51,000)	50,000	50,000
	Societe Generale 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $198,824, collateralized by U.S. Treasury Obligations 2.375%, 5/15/51, with a value of $202,776)	198,800	198,800
			825,600
Total Temporary Cash Investments (Cost $825,626)			825,626
Total Investments (99.8%) (Cost $26,532,896)			46,256,994
Other Assets and Liabilities—Net (0.2%)			74,060
Net Assets (100%)			46,331,054
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase

Vanguard® Dividend Growth Fund
agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	43,924,990	1,506,378	—	45,431,368
Temporary Cash Investments	26	825,600	—	825,626
Total	43,925,016	2,331,978	—	46,256,994